Financial Instruments (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Financial Instruments [Line Items]
Concentration of credit risk percentage	10.00%	10.00%
Level 1 [Member]
Financial Instruments [Line Items]
Fair value of the exhibited figures	$ 3,800	$ 9,200
Level 3 [Member]
Financial Instruments [Line Items]
Fair value of the exhibited figures	$ 31,060	$ 41,780